Supplemental information on oil and gas activities (Details Textual) ft³ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 bbl	Dec. 31, 2017 MBbls		Dec. 31, 2017 ft³	Dec. 31, 2017 Mcf	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 bbl	Dec. 31, 2016 MBbls		Dec. 31, 2016 ft³	Dec. 31, 2016 Mcf	Dec. 31, 2015 USD ($)	Dec. 31, 2015 bbl	Dec. 31, 2015 MBbls		Dec. 31, 2015 ft³	Dec. 31, 2015 Mcf
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reversal of impairment loss | $								$ 5,664,000
Impairment loss | $	$ 0													$ 149,574,000
Standardized Measures Of Discounted Future Net Cash Flow Relating To Proved Oil And Gas Reserves Attributable to Noncontrolling Interest | $	$ 178,100,000							61,400,000						73,900,000
Proved developed and undeveloped reserves, revisions | bbl															0.1
Crude Oil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves Units Of Measurement Attributable to Noncontrolling Interest | MBbls			13,934.1							8,796.2						7,281.3
Natural Gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves Units Of Measurement Attributable to Noncontrolling Interest | Mcf						4,101.5							7,356.0						7,345.8
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $														104,515,000
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reversal of impairment loss | $								$ 5,664,000
Impairment loss | $														$ 45,059,000
Oil and gas assets [member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Exsting Wells Revisions																		13.0
Proved developed and undeveloped reserves, revisions					13.7							5.0						0.1
Oil and gas assets [member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, extensions and discoveries																		10.0
Oil and gas assets [member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions																		3.0
Oil and condensate [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Exsting Wells Revisions | bbl									1
Proved developed and undeveloped reserves, revisions		4.3	4,321	[1]					7	6,893	[2]					(98.4)	[3]
Proved developed and undeveloped reserves, extensions and discoveries | MBbls			29,047	[4]						6,311	[5]					10,589	[6]
Oil and condensate [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Exsting Wells Revisions | bbl									8
Proved developed and undeveloped reserves, revisions			(2,109.0)	[1]						1,148	[2]				1	119.0	[3]
Proved developed and undeveloped reserves, extensions and discoveries | MBbls			0	[4]						0	[5]					100.0	[6]
Oil and condensate [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Exsting Wells Revisions | bbl		3.8							9
Proved developed and undeveloped reserves, revisions		0.4	6,315	[1]						5,779	[2]				2	(225.0)	[3]
Proved developed and undeveloped reserves, extensions and discoveries | MBbls			29,047	[4]						6,311	[5]					10,489	[6]
Oil and condensate [Member] | Colombia [Member] | Crude Oil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | bbl		2.5
Oil and condensate [Member] | La Cuerva and Yamu blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | bbl									2
Oil and condensate [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MBbls			19.0	[1]						(34.0)	[2]					7.6	[3]
Proved developed and undeveloped reserves, extensions and discoveries | MBbls			0	[4]						0	[5]					0	[6]
LG International Corp [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proportion of ownership interest in joint operation							20.00%
Fell Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	98.00%	98.00%	98.00%		98.00%	98.00%	98.00%	99.00%	99.00%	99.00%		99.00%	99.00%	91.00%	91.00%	91.00%		91.00%	91.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	97.00%	97.00%	97.00%		97.00%	97.00%	97.00%	99.00%	99.00%	99.00%		99.00%	99.00%	100.00%	100.00%	100.00%		100.00%	100.00%
Fell Block [Member] | Oil and condensate [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | bbl		2.4
Fell Block [Member] | LG International Corp [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proportion of ownership interest in joint operation							20.00%
Flamenco Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%	1.00%	1.00%	1.00%		1.00%	1.00%	9.00%	9.00%	9.00%		9.00%	9.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Flamenco Block [Member] | LG International Corp [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proportion of ownership interest in joint operation							31.20%
Cuerva Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%							3.00%	3.00%	3.00%		3.00%	3.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve								2.00%	2.00%	2.00%		2.00%	2.00%	4.00%	4.00%	4.00%		4.00%	4.00%
Llanos 32 [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve								1.00%	1.00%	1.00%		1.00%	1.00%
Llanos 34 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	98.00%	98.00%	98.00%		98.00%	98.00%	98.00%	99.00%	99.00%	99.00%		99.00%	99.00%	94.00%	94.00%	94.00%		94.00%	94.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	97.00%	97.00%	97.00%		97.00%	97.00%	97.00%	100.00%	100.00%	100.00%		100.00%	100.00%	95.00%	95.00%	95.00%		95.00%	95.00%
Llanos 34 Blocks [Member] | LG International Corp [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proportion of ownership interest in joint operation							20.00%
Morona Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%
BCAM-40 Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%
Fell Block in Chile [Member] | Oil and gas assets [member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Exsting Wells Revisions												9.0
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions					21.3
Proved developed and undeveloped reserves, extensions and discoveries												4.0
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions					6.8
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions					0.8
Yamu Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve														1.00%	1.00%	1.00%		1.00%	1.00%
Fell Block One [Member] | LG International Corp [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proportion of ownership interest in joint operation							20.00%

[1]	For the year ended 31 December 2017, the Group’s oil and condensate proved reserves were revised upward by 4.3 mmbbl. The primary factors leading to the above were:- Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 3.8 mmbbl.- The impact of higher average oil prices resulting in a 2.5 mmbbl and 0.4 mmbbl increase in reserves from the blocks in Colombia and Chile, respectively.- Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in the Fell Block in Chile, resulting in a 2.4 mmbbl decrease.
[2]	For the year ended 31 December 2016, the Group’s oil and condensate proved reserves were revised upward by 7 mmbbl. The primary factors leading to the above were:- Better than expected performance from existing wells, resulting in an increase of 9 mmbbl, of which 8 mmbbl was from the Tigana, Jacana and other minor fields in the Llanos 34 Block, and 1 mmbbl was from the Fell Block in Chile.- Such increase was partially offset by lower average oil prices impacting the La Cuerva and Yamu blocks in Colombia, resulting in a 2 mmbbl decrease.
[3]	For the year ended 31 December 2015, the Group’s oil and condensate proved reserves were revised downwards by 0.1 mmbbl. The primary factors leading to the above were:- The impact of lower average oil prices resulting in a 2 mmbbl decrease in reserves from the La Cuerva and Yamu blocks in Colombia, and a 1 mmbbl decrease in reserves related to a change in a previously adopted development plan in the Fell Block in Chile.- Such decrease was partially offset by better than expected performance from existing wells, of which 2 mmbbl was from the Llanos 34 Block in Colombia and 1 mmbbl from the Fell Block in Chile.
[4]	In Colombia, the extensions and discoveries are primary due to the Chiricoca, Jacamar, and Curucucu field discoveries in the Llanos 34 Block and the Tigana and Jacana field extentions in the Llanos 34 Block.
[5]	In Colombia, the extensions and discoveries are primarily due to the Jacana field appraisal wells in the Llanos 34 Block.
[6]	In Colombia, the extensions and discoveries are primarily due to the Tilo, Jacana, and Chachalaca field discoveries in the Llanos 34 Block.